Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates during the years ended December 31, 2018 and 2017 include the allowance for doubtful accounts, the useful life of property and equipment, assumptions used in assessing impairment of long-term assets and valuation of deferred tax assets.

Fair Value of Financial Instruments and Fair Value Measurements

Fair Value of Financial Instruments and Fair Value Measurements

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

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Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

●	Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, prepaid rent, security deposit – current portion, prepaid expenses and other current assets, deferred revenue, salary payable, and accrued liabilities and other payables approximate their fair market value based on the short-term maturity of these instruments.

ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term highly liquid investments purchased with original maturities of three months or less. The Company maintains cash with various financial institutions in China. At December 31, 2018 and 2017, cash balances in China are $84,306 and $237,561, respectively, are uninsured. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts. There were no cash equivalents at December 31, 2018 and 2017.

Concentrations of Credit Risk

Concentrations of Credit Risk

Currently, the Company's operations are carried out in China. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in China, and by the general state of China's economy. The Company's operations in China are subject to specific considerations and significant risks not typically associated with companies in North America. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 1 - 2 Years
Software	1 - 3 Years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset's estimated fair value and its book value. The Company did not record any impairment charge for the years ended December 31, 2018 and 2017.

Equity Method Investment

Equity Method Investment

The Company uses the equity method of accounting for its investment in, and earning or loss of, company that it does not control but over which it does exert significant influence.

In the event the Company incurs losses in excess of the carrying amount of an equity investment and reduces the Company's investment balance to zero, the Company would not record additional losses unless (i) the Company guaranteed obligations of the investee, (ii) the Company is otherwise committed to provide further financial support for the investee, or (iii) it is anticipated that the investee's return to profitability is imminent. If the Company provided a commitment to fund losses, it would continue to record losses resulting in a negative equity method investment, which is presented as a liability. As of December 31, 2018, the Company's proportionate share of the losses of MMBD Trading exceeds its investment in MMBD Trading by $19,426. This amount is recorded as "Investee losses in excess of investment controlled by major shareholders" on the accompanying consolidated balance sheets as of December 31, 2018, due to the Company's commitment for future financial support.

The Company periodically reviews its equity investment for impairment. Under the equity method of accounting, an impairment loss would be recorded whenever the fair value of an equity investment is determined to be below its carrying amount and the reduction is considered to be other than temporary. In judging "other than temporary," the Company considers the length of time and extent to which the fair value of the investment has been less than the carrying amount of the equity investment, the near-term and long-term operating and financial prospects of the entity and the Company's longer-term intent of retaining its investment in the entity. The Company considers whether the fair value of its equity method investment has declined below its carrying value whenever adverse events or changes in circumstances indicate that recorded value may not be recoverable. If the Company considers any decline to be other than temporary (based on various factors, including historical financial results and the overall health of the investee), then a write-down would be recorded to estimated fair value. See Note 6 for discussion of equity method investment.

Deferred Revenue	Deferred Revenue Deferred revenue represents income collected but not earned as of the reporting date. As of December 31, 2018 and 2017, deferred revenue totaled $79,182 and $0, respectively.
Value Added Tax

Value Added Tax

Gujia is subject to a value added tax ("VAT") of 3% for performing professional services. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of professional services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company reports revenue net of PRC's value added tax for all the periods presented in the consolidated statements of operations.

Revenue Recognition

Revenue Recognition

Effective January 1, 2018, the Company began recognizing revenue under Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective transition method. The adoption of ASC 606 had no impact on the Company’s consolidated financial statements, and there was no adjustment to beginning accumulated deficit on January 1, 2018. The core principle of this new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer

●	Step 2: Identify the performance obligations in the contract

●	Step 3: Determine the transaction price

●	Step 4: Allocate the transaction price to the performance obligations in the contract

●	Step 5: Recognize revenue when the company satisfies a performance obligation

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods it transfers to the customer.

The Company recognizes revenue by providing professional services under written service contracts with its customers. Revenue related to its service offerings is recognized over a period of time as the services are performed.

The Company does not offer promotional payments, customer coupons, rebates or other cash redemption offers to its customers.

Cost of Revenue	Cost of Revenue Cost of revenue consists primarily of internal labor cost and related benefits, and other overhead costs that are directly attributable to service provided.
Research and Development

Research and Development

Expenditures for research and product development costs are expensed as incurred.

For the years ended December 31, 2018 and 2017, research and development expenses were $828,367 and $513,575, respectively.

Selling and Marketing Costs

Selling and Marketing Costs

All costs related to selling and marketing are expensed as incurred. For the year ended December 31, 2018, selling and marketing costs were $171,016. The Company did not incur any selling and marketing expenses during the year ended December 31, 2017.

Operating Leases

Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease period.

Segment Information

Segment Information

ASC 280 "Segment reporting" establishes standards for reporting information on operating segments in interim and annual financial statements. All of the Company's operations are considered by the chief operating decision maker to be aggregated in one reportable operating segment.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, "Income Taxes." Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company follows the accounting guidance for uncertainty in income taxes using the provisions of ASC 740 "Income Taxes". Using that guidance, tax positions initially need to be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. As of December 31, 2018 and 2017, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. Tax years that remain subject to examination are the years ended December 31, 2018, 2017 and 2016. The Company recognizes interest and penalties related to significant uncertain income tax positions in other expense. No such interest and penalties incurred for the years ended December 31, 2018 and 2017.

Foreign Currency Translation

Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the parent company, MMTEC, and MM Future, MM Fund, MM Capital and MM SPC, is the U.S. dollar and the functional currency of Gujia and Meimei Zhengtong is the Chinese Renminbi ("RMB"). For the subsidiaries whose functional currency is the RMB, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company's revenue and expense transactions are transacted in the functional currency of the operating subsidiaries. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The consolidated balance sheet amounts, with the exception of equity, at December 31, 2018 and 2017 were translated at RMB 6.8632 to $1.00 and at RMB 6.5342 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended December 31, 2018 and 2017 were RMB 6.6174 and RMB 6.7518 to $1.00, respectively.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is comprised of net loss and all changes to the statements of shareholders' equity, except those due to investments by shareholders, changes in paid-in capital and distributions to shareholders. For the Company, comprehensive loss for the years ended December 31, 2018 and 2017 consisted of net loss and unrealized (loss) gain from foreign currency translation adjustment.

Per Share Data

Per Share Data

ASC Topic 260 "Earnings per Share," requires presentation of both basic and diluted earnings per share ("EPS") with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

Basic net loss per common share are computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. Common stock equivalents are not included in the calculation of diluted loss per common share if their effect would be anti-dilutive. The following table presents a reconciliation of basic and diluted net loss per common share:

	Year Ended December 31, 2018	Year Ended December 31, 2017
Net loss for basic and diluted net loss per share of common stock	$(2,349,002)	$(919,198)
Weighted average common stock outstanding – basic and diluted	39,600,000	54,000,000
Net loss per common share - basic and diluted	$(0.06)	$(0.02)

The Company did not have any common stock equivalents and potentially dilutive common stock outstanding during the years ended December 31, 2018 and 2017.

Related Parties

Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 8.

Reclassification

Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications have no effect on the previously reported financial position, results of operations and cash flows.

Fiscal Year End	Fiscal Year End The Company has adopted a fiscal year end of December 31st.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-9, "Revenue from Contracts with Customers (Topic 606)", which was further updated by ASU 2016-08 in March 2016, ASU 2016-10 in April 2016, ASU 2016-11 in May 2016, ASU 2016-12 in May 2016 and ASU 2016-20 in December 2016. ASC 606 outlines a single set of comprehensive principles for recognizing revenue under U.S. GAAP and supersedes the revenue recognition guidance existed at the time. The main principle of ASC 606 is that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The Company applied the ASC and its related updates on a modified retrospective basis as of January 1, 2018. The adoption of ASC 606 did not impact the previously reported financial statements in any prior period nor did it result in a cumulative effect adjustment to accumulated deficit.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)". In December 2017, January 2018, July 2018 and December 2018, the FASB issued ASU 2017-13, ASU 2018-01, ASU 2018-10, ASU 2018-11 and ASU 2018-20 respectively, which contain modifications and improvements to ASU 2016-02. Under ASU 2016-02, lessees will be required to recognize all leases (with the exception of short-term leases) at the commencement date including a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. Leases with a term of twelve months or less will be accounted for similar to existing guidance for operating leases. The Company adopted this new guidance on January 31, 2019. The Company does not expect the new standard to have a material impact on its consolidated financial statements as all its leases are with a term of twelve months or less as of the adoption date.

In July 2018, the FASB issued ASU 2018-09, "Codification Improvements", which affects a wide variety of Topics in the Codification and applies to all reporting entities within the scope of the affected accounting guidance. These amendments represent changes to clarify, correct errors in, or make minor improvements to the Codification, eliminating inconsistencies and providing clarifications in current guidance. Some of the amendments do not require transition guidance and will be effective upon issuance. However, many of the amendments do have transition guidance with effective dates for annual periods beginning after December 15, 2018, for public business entities. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.